Income Taxes (Details 2) - Deferred Tax Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-capital losses	$ 11,856	$ 222
Property and equipment	93	0
Intangible assets	2	0
Total	$ 11,951	$ 222